Short-Term and Long-Term Restricted Cash and Investments	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Short-Term and Long-Term Restricted Cash and Investments
Short-Term and Long-Term Restricted Cash and Investments
We own ICE Futures Europe, which operates as a U.K. Recognized Investment Exchange. As a U.K. Recognized Investment Exchange, ICE Futures Europe is required by the Financial Conduct Authority in the U.K. to restrict the use of the equivalent of six months of operating expenditures, subject to certain deductions, in cash or cash equivalents or investments at all times. As of December 31, 2016 and 2015, this amount for ICE Futures Europe was $77 million and $57 million, respectively. Such amounts are reflected as short-term restricted cash and investments in the accompanying consolidated balance sheets. The increase in the regulatory capital restricted cash at ICE Futures Europe as of December 31, 2016 was primarily due to additional costs incurred due to the growth of our trading businesses and the consequential additional regulatory capital buffers required by the Financial Conduct Authority.
We own LIFFE Administration and Management, or Liffe, which also operated as a U.K. Recognized Investment Exchange. In November 2014, we completed the transition of Liffe’s contracts to ICE Futures Europe. We applied for a de-recognition order after the transition of Liffe's contracts to ICE Futures Europe but the regulatory capital for Liffe was required to be maintained until the de-recognition order was received. As of December 31, 2015, the regulatory capital for Liffe, which was held in pounds sterling, was $106 million (£72 million). The regulatory capital for Liffe was reflected as short-term restricted cash and investments in our consolidated balance sheet as of December 31, 2015. We received a de-recognition order for Liffe from the Financial Conduct Authority in August 2016, which resulted in the release of the Liffe regulatory capital, a decrease in our restricted cash and an increase in our cash and cash equivalents.
As a U.K. Recognized Clearing House, ICE Clear Europe was required by the Bank of England to restrict the use of the equivalent of six months of operating expenditures, subject to certain deductions, in cash or cash equivalents or investments at all times. When EMIR became effective in September 2016, the Bank of England restricted cash capital requirements for ICE Clear Europe were superseded by the EMIR capital requirements. Restricted capital under EMIR is calculated to reflect an estimate of the capital required to wind down or restructure the activities of the clearing house, cover operational, legal and business risks and to reserve capital to meet credit, counterparty and market risks not covered by the members margin and guaranty funds. As such, it is calculated taking into account the operating expenditures, revenues and credit exposures associated with the assets and investments. As of December 31, 2016 and 2015, the regulatory capital restricted cash for ICE Clear Europe was $352 million and $274 million, respectively, and were reflected as short-term restricted cash and investments in the accompanying consolidated balance sheets. Even though the EMIR capital requirements did not become effective until September 2016, we funded the regulatory capital restricted cash for ICE Clear Europe at $274 million as of December 31, 2015, which is what the capital requirements would have been for EMIR as of that date. The increase in the regulatory capital restricted cash at ICE Clear Europe as of December 31, 2016 was primarily due to additional costs incurred due to the growth of our clearing businesses and the consequential additional regulatory capital buffers required by the Bank of England. ICE Clear Europe, in addition to being regulated by the Bank of England, is also regulated by the Commodity Futures Trading Commission, or CFTC, as a U.S. Derivatives Clearing Organizations, or DCO. The regulatory capital available to ICE Clear Europe, as described above, exceeds the CFTC requirements.
Our CFTC regulated U.S. Designated Contract Market, or DCM, ICE Futures U.S., our CFTC regulated U.S. DCOs, ICE Clear U.S. and ICE Clear Credit, our CFTC regulated U.S. Swap Data Repository, or SDR, ICE Trade Vault, and our U.S. Swap Execution Facility, or SEF, ICE Swap Trade, are required to maintain financial resources with a value at least equal to the amount that would cover certain operating costs for a one-year period, including maintaining cash or a committed line of credit, subject to certain deductions, to satisfy at least six months of such operating costs at all times. As of December 31, 2016 and 2015, the financial resources reserved necessary to satisfy CFTC financial resource requirements for the DCM, U.S. DCOs, SDR and SEF were $192 million and $142 million, respectively. For our U.S. DCOs, ICE Clear U.S. and ICE Clear Credit, we have voluntarily chosen to reserve an additional $24 million as of December 31, 2016 (which is included in the $192 million above) consistent with the EMIR requirements to cover operational, legal and business risks and to reserve capital to meet credit, counterparty and market risks not covered by the member margin and guaranty funds.
Our clearing houses require that each clearing member make deposits to a fund known as the guaranty fund. The amounts in the guaranty fund will serve to secure the obligations of a clearing member to our clearing houses and may be used to cover losses in excess of the margin and clearing firm accounts sustained by our clearing houses in the event of a default of a clearing member. As of December 31, 2016 and 2015; ICE Clear Europe has contributed $100 million of its own cash as part of its futures and options guaranty fund; ICE Clear Europe has contributed $50 million as part of its CDS guaranty fund; ICE Clear Credit has contributed $50 million as part of its CDS guaranty fund; ICE Clear U.S. has contributed $50 million as part of its futures and options guaranty fund; and ICE Clear Canada, ICE Clear Netherlands and ICE Clear Singapore have each also contributed a combined $3 million in cash to their respective guaranty funds. These cash contributions to the guaranty funds are reflected as long-term restricted cash in the accompanying consolidated balance sheets as of December 31, 2016 and 2015. See Note 12 for additional information on the guaranty funds and our contributions of cash to our clearing houses guaranty funds.
As of December 31, 2016 and 2015, there is $44 million and $39 million, respectively, of additional combined cash reflected as short-term restricted cash and investment in the accompanying consolidated balance sheets related to other regulated entities and exchanges, including ICE Benchmark Administration, ICE Clear Netherlands, ICE Clear Canada, ICE Trade Vault U.K., ICE Endex and ICE Clear Singapore. The increase in the regulatory capital restricted cash as of December 31, 2016 was primarily due to additional costs incurred due to the growth of ICE Benchmark Administration's business and the consequential additional regulatory capital buffers required by the Financial Conduct Authority.
As of December 31, 2016 and 2015, there is $24 million and $50 million, respectively, of additional restricted cash, primarily related to escrow for recent acquisitions, including the SuperDerivatives acquisition that is reflected as short-term and long-term restricted cash and investments in the accompanying consolidated balance sheets. The decrease during 2016 was primarily due to the release of a portion of the cash held as escrow for the SuperDerivatives acquisition during the year ended December 31, 2016.